Employee retirement, postretirement and postemployment benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Employee retirement, postretirement and postemployment benefits
8.	Employee retirement and postretirement benefits

The components of net periodic benefit (income) cost for the company’s retirement and post retirement plans for the three months ended March 31, 2012 and 2011 are presented below.

	Three months ended March 31,
In millions	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Service cost - benefits earned during the period	$12	$11	$1	$1
Interest cost on projected benefit obligation	33	36	1	1
Expected return on plan assets	(73)	(71)	0	0
Amortization of prior service income	0	0	(1)	(1)
Amortization of net actuarial loss	13	4	0	0
Curtailment gain	0	(3)	0	0

Net periodic benefit (income) cost	$(15)	$(23)	$1	$1

Net periodic benefit (income) cost – continuing operations	$(16)	$(21)	$1	$1

Employer contributions

The company does not anticipate any required contributions to its U.S. qualified retirement plans in the foreseeable future as the plans do not require any minimum regulatory funding contribution. Accordingly, no contributions were made to these plans during the three months ended March 31, 2012. However, the company expects to contribute $3 million to the funded non-U.S. plans in 2012.

L.	Employee retirement, postretirement and postemployment benefits

Retirement plans

MeadWestvaco provides retirement benefits for substantially all U.S. and certain non-U.S. employees under several noncontributory and contributory trusteed plans and also provides benefits to employees whose retirement benefits exceed maximum amounts permitted by current tax law under unfunded benefit plans. U.S. benefits are based on either a final average pay formula or a cash balance formula for the salaried plans and a unit-benefit formula for the bargained hourly plan. Contributions are made to the U.S. funded plans in accordance with ERISA requirements.

The components of net periodic benefit (income) cost for the company’s retirement plans for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$42	$45	$46
Interest cost on projected benefit obligation	145	145	155
Expected return on plan assets	(285)	(274)	(268)
Amortization of prior service cost	1	2	2
Amortization of net actuarial loss	15	10	2

Pension income before settlements, curtailments and termination benefits	(82)	(72)	(63)
Curtailments[1]	0	4	(6)
Settlements[2]	10	0	0
Termination benefits	2	1	1

Net periodic pension (income) cost	$(70)	$(67)	$(68)

Net periodic benefit (income) cost – continuing operations	$(82)	$(83)	$(77)

[1]

For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company’s Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off of the C&OP business. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.

[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company’s Media and Entertainment Packaging business.

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$223	$(17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$195	$(33)

Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$125	$(100)

Actuarial gains and losses and prior service cost (benefit) subject to amortization are amortized on a straight-line basis over the average remaining service, which is about 8 years for the salaried and bargained hourly plans, and over the average remaining life expectancy of the plan participants of the Envelope Products salaried plan which is about 26 years. The Envelope Products salaried plan was retained by the company post sale of the Envelope Products business. As of March 31, 2012, the pre-tax net actuarial loss and prior service cost for the defined benefit retirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension income in 2012 was estimated to be $51 million and $0.5 million, respectively.

Postretirement benefits

MeadWestvaco provides life insurance for substantially all retirees and medical benefits to certain retirees in the form of cost subsidies until Medicare eligibility is reached and to certain other retirees, medical benefits up to a maximum lifetime amount. The company funds certain medical benefits on a current basis with retirees paying a portion of the costs. Certain retired employees of businesses acquired by the company are covered under other medical plans that differ from current plans in coverage, deductibles and retiree contributions.

The components of net postretirement benefits cost (income) for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$6	$3	$3
Interest cost	13	6	7
Net amortization	(3)	(4)	2
Curtailments[1]	0	(8)	0

Net periodic postretirement benefits cost (income)	$16	$(3)	$12

[1]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$14	$(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$17	$11

Total pre-tax loss recognized in net periodic postretirement benefits cost and other comprehensive income (loss):	$33	$8

Actuarial gains and losses and prior service cost subject to amortization are amortized over the average remaining service, which is about 5 years. As of March 31, 2012, the pre-tax prior service cost for the postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefits (income) cost in 2012 was estimated to be $2 million.

The following table also sets forth the funded status of the plans and amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010, based on a measurement date of December 31 for each period.

Obligations, assets and funded status

	Qualified U.S. Retirement Plans		Nonqualified U.S. and Non - U.S. Retirement Plans		Postretirement Benefits
	Years ended December 31,		Years ended December 31,		Years ended December 31,
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$2,637	$2,460	$181	$176	$102	$105
Service cost	37	41	5	4	6	3
Interest cost	134	134	11	11	13	6
Net actuarial losses	356	152	44	7	14	1
Plan amendments	0	7	0	0	0	1
Foreign currency exchange rate changes	0	0	(2)	(4)	0	0
Employee contributions	0	0	0	0	10	11
Termination benefit costs	2	7	0	0	0	0
Curtailments	(1)	(1)	0	(1)	0	(2)
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Benefit obligation at end of year	$3,004	$2,637	$193	$181	$122	$102

Change in plan assets:
Fair value of plan assets at beginning of year	$3,678	$3,398	$55	$44	$0	$0
Actual return on plan assets	450	443	8	4	0	0
Company contributions	0	0	13	19	13	12
Foreign currency exchange rate changes	0	0	0	0	0	0
Employee contributions	0	0	0	0	10	11
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Fair value of plan assets at end of year	$3,967	$3,678	$30	$55	$0	$0

Over (under) funded status at end of year	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in the balance sheet consist of:
Noncurrent assets – prepaid asset	$963	$1,041	$6	$11	$0	$0
Current liabilities	0	0	(10)	(4)	(11)	(12)
Noncurrent liabilities	0	0	(159)	(133)	(111)	(90)

Total net asset (liability)	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in accumulated other comprehensive loss (pre-tax) consist of:

Net actuarial loss (gain)	$450	$275	$61	$38	$(3)	$(18)
Prior service (benefit) cost	(5)	(1)	(3)	(4)	(23)	(25)

Total loss (gain) recognized in accumulated other comprehensive loss	$445	$274	$58	$34	$(26)	$(43)

The accumulated benefit obligation for all defined benefit plans was $3.17 billion and $2.77 billion at December 31, 2011 and 2010, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

In millions	2011	2010
Projected benefit obligation	$191	$160
Accumulated benefit obligation	176	147
Fair value of plan assets	30	20

Assumptions

The weighted average assumptions used to determine the company’s benefit obligations at December 31:

	2011	2010
Retirement benefits:
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%

Postretirement benefits:
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%

The weighted average assumptions used to determine net periodic pension income and net postretirement benefits (income) cost for the years presented:

	Years ended December 31,
	2011	2010	2009
Retirement benefits:
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%

Postretirement benefits:
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%

MeadWestvaco’s approach to developing capital market assumptions combines an analysis of historical performance, the drivers of investment performance by asset class and current economic fundamentals. For returns, the company utilizes a building block approach starting with an inflation expectation and adds an expected real return to arrive at a long-term nominal expected return for each asset class. Long-term expected real returns are derived in the context of future expectations for the U.S. Treasury yield curve. The company derives return assumptions for all other equity and fixed income asset classes by starting with either the U.S. Equity or U.S. Fixed Income return assumption and adding a risk premium, which reflects any additional risk inherent in the asset class.

The company determined the discount rates for 2011, 2010, and 2009 by referencing the Citigroup Pension Discount Curve. The company believes that using a yield curve approach most accurately reflects changes in the present value of liabilities over time since each cash flow is discounted at the rate at which it could effectively be settled.

The annual rate of increase in healthcare and prescription drug costs is assumed to decline ratably each year until reaching 5% in 2020 and thereafter. The effect of a 1% increase in the assumed combined cost trend rate would increase the December 31, 2011 accumulated postretirement benefit obligation by $5 million and the total service and interest cost for 2011 by $0.4 million. The effect of a 1% decrease in the assumed healthcare cost trend rate would decrease the December 31, 2011 accumulated postretirement benefit obligation by $4 million and the total service and interest cost for 2011 by $0.3 million.

The company also has defined contribution plans that cover substantially all U.S. and certain non-U.S. based employees. Expense for company matching contributions under these plans was $19 million, $20 million and $21 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Retirement plan assets

The MeadWestvaco U.S. retirement plan asset allocation at December 31, 2011 and 2010, long-term target allocation, and expected long-term rate of return by asset category are as follows:

	Target allocation	Percentage of plan assets at December 31,		Weighted average expected long-term rate of return
Asset category:		2011	2010	2011
Equity securities	31%	28%	35%	10.8%
Debt securities	61%	66%	60%	6.1%
Real estate and private equity	8%	6%	5%	12.5%

Total	100%	100%	100%

The MeadWestvaco Master Retirement Trust maintains a well-diversified investment program through both the long-term allocation of trust fund assets among asset classes and the selection of investment managers whose various styles are fundamentally complementary to one another and serve to achieve satisfactory rates of return. Target asset allocation among asset classes is set through periodic asset/liability studies that emphasize protecting the funded status of the plan.

Portfolio risk and return is evaluated based on capital market assumptions for asset class long-term rates of return, volatility, and correlations. Target allocation to asset classes is set so that target expected asset returns modestly outperform expected liability growth while expected portfolio risk is low enough to make it unlikely that the funded status of the plan will drop below 100%. The asset allocation is dynamic such that target allocations to riskier asset classes are reduced if funded status changes dramatically. Active management of assets is used in asset classes and strategies where there is the potential to add value over a benchmark. The equity class of securities is expected to provide the long-term growth necessary to cover the growth of the plans’ obligations.

Equity market risk is the most concentrated type of risk in the trust which has significant investments in common stock and in collective trusts with equity exposure. This risk is mitigated by maintaining diversification in geography and market capitalization. Investment manager guidelines limit the amount that can be invested in any one security. None of the trust’s equity portfolio is hedged against equity market risk. The policy also allows allocation of funds to other asset classes that serve to enhance long-term, risk-adjusted return expectations.

Liquidity risk is present in the trust’s investments in partnerships/joint ventures, real estate, registered investment companies, and 103-12 investment entities. The policy limits target allocations to these asset classes to 11%.

Concentrated interest rate risk, credit spread risk, and inflation risk are present in the trust’s investments in government securities, corporate debt instruments, and common collective trusts. These investment risks are meant to offset the risks in the plan liabilities. Long-duration fixed income securities and interest rate swaps are used to better match the interest rate sensitivity of plan assets and liabilities. The portfolio’s interest rate risk is hedged at approximately 100% of the value of the plans’ accumulated benefit obligation. Treasury inflation protected securities are used to better match inflation risk of plan assets and liabilities. Corporate debt instruments mitigate the credit risk in the discount rate used to value the plan liabilities. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews. A portion of the overall fund will remain in short-term fixed income investments in order to meet the ongoing operating cash requirements of the plans.

Funding of plans and payments of benefits

The company does not anticipate any required contributions to the U.S. qualified retirement plans in the foreseeable future as the plans are not required to make any minimum regulatory funding contributions. However, the company expects to contribute $3 million to the funded non-U.S. pension plans in 2012.

The company expects to pay $19 million in benefits to participants of the nonqualified and unfunded non-U.S. retirement and postretirement plans in 2012. The table below presents estimated future benefit payments, substantially all of which are expected to be funded from plan assets.

In millions	Retirement benefits	Postretirement benefits before Medicare Part D subsidy	Medicare Part D subsidy
2012	$197	$11	$1
2013	196	11	1
2014	197	10	1
2015	199	10	1
2016	202	10	1
2017 – 2021	1,024	49	2

Postemployment benefits

MeadWestvaco provides limited post-employment benefits to former or inactive employees, including short-term and long-term disability, workers’ compensation, severance, and health and welfare benefit continuation.